Summary of Significant Accounting Policies (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2016	Aug. 10, 2015	Dec. 31, 2014
Research and Development Expense	$ 10,239	$ 10,172	$ 64,026	$ 401,909
Insurance Coverage Limits			$ 250,000
Share Price	$ 0.88	$ 1.00	$ 0.88	$ 1.00	$ 1.00	$ 1.14	$ 1.00
Minimum [Member]
Property, Plant and Equipment, Estimated Useful Lives			three years
Maximum [Member]
Property, Plant and Equipment, Estimated Useful Lives			seven years
Patents [Member]
Research and Development Expense			$ 30,942	$ 26,407